UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-03287

New Alternatives Fund
(Exact name of registrant as specified in charter)

150 Broadhollow Road, Suite PH2
Melville, New York 11747
(Address of principal executive offices) (Zip code)

David J. Schoenwald, President
New Alternatives Fund
150 Broadhollow Road, Suite PH2
Melville, New York 11747
(Name and address of agent for service)

Registrant’s telephone number, including area code:  631-423-7373

Date of fiscal year end: December 31

Date of reporting period: March 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

NEW ALTERNATIVES FUND

SCHEDULE OF INVESTMENTS

March 31, 2015

(Unaudited)

	Shares	Value
COMMON STOCKS – 97.3%
Alternate Energy — 76.5%
Fuel Cells — 0.1%
FuelCell Energy, Inc.*	200,000	$250,000

		250,000

Renewable Energy Power Producers & Developers — 62.5%
Abengoa SA (Spain) Class B	2,250,001	8,177,246
Abengoa Yield PLC (Great Britain)	305,000	10,302,900
Acciona SA (Spain)*	125,000	9,647,642
Algonquin Power & Utilities Corp. (Canada)	500,000	3,660,100
Brookfield Renewable Energy Partners LP (Canada/Bermuda)	316,600	9,991,896
EDP Renovaveis SA (Spain/Portugal)	1,350,000	9,290,123
Elecnor SA (Spain)	125,000	1,220,404
Enel Green Power SPA (Italy)	4,500,000	8,414,335
Hafslund ASA, (Norway) Class A	328,074	2,382,453
Innergex Renewable Energy, Inc. (Canada)	775,000	6,854,100
NextEra Energy Partners LP	250,000	10,955,000
Northland Power, Inc. (Canada)	300,000	4,066,500
NRG Yield, Inc., Class A	197,000	9,993,810
Pattern Energy Group, Inc.	350,200	9,917,664
TerraForm Power, Inc., Class A	300,000	10,953,000
TransAlta Renewables, Inc. (Canada)	675,000	6,134,400
TrustPower Ltd. (New Zealand)	500,000	2,971,718

		124,933,291

Solar Photovoltaic — 2.0%
Kyocera Corp. (Japan) SP ADR	75,000	4,119,000

		4,119,000

Wind Turbines — 8.6%
Gamesa Corporacion Tecnologica SA (Spain)*	700,000	8,855,186
Vestas Wind Systems AS (Denmark)	200,000	8,286,502

		17,141,688

Energy Storage — 3.3%
Panasonic Corp. (Japan) SP ADR	500,000	6,565,000

		6,565,000

Total Alternate Energy		153,008,979

Energy Conservation — 10.4%
Johnson Controls, Inc.	85,000	4,287,400
Koninklijke Philips Electronics NV (Netherlands)	250,000	7,085,000
Owens Corning, Inc	215,000	9,331,000

		20,703,400

The accompanying notes are an integral part of this Schedule of Investments.

NEW ALTERNATIVES FUND

SCHEDULE OF INVESTMENTS (Concluded)

March 31, 2015

(Unaudited)

	Shares	Value
Sustainable Energy Financial Services — 5.5%
Hannon Armstrong Sustainable Infrastructure Capital, Inc., REIT	600,000	$10,968,000

		10,968,000

Water — 4.8%
Water Related — 0.3%
Hyflux Ltd. (Singapore)	1,000,000	666,739

		666,739

Water Utilities — 4.5%
American Water Works Co., Inc.	165,000	8,944,650

		8,944,650

Total Water		9,611,389

Natural Food — 0.1%
Whole Foods Market, Inc.	5,000	260,400

		260,400

Total Common Stocks (Cost $185,203,436)		194,552,168

	Par
CERTIFICATES OF DEPOSIT – 0.3%
Socially Concerned Banks — 0.3%
Alternatives Federal Credit Union savings account 0.20% due 01/14/16	$100,000	100,000
Carver Federal Savings Bank 0.25% due 12/22/15	100,000	100,000
People’s United Bank 0.30% due 12/02/15	100,000	100,000
Self Help Credit Union 0.25% due 06/30/15	100,000	100,000
Urban Partnership Bank 0.30% due 01/28/16	100,000	100,000

Total Certificates of Deposit (Cost $500,000)		500,000

TOTAL INVESTMENTS (Cost $185,703,436) — 97.6%		195,052,168
Other Assets in Excess of Liabilities — 2.4%		4,844,522

Net Assets — 100.0%		$199,896,690

*	Non-income producing security

**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$185,703,436

Gross unrealized appreciation	$20,107,598
Gross unrealized depreciation	(10,758,866)

Net unrealized appreciation	$9,348,732

ADR	-American Depositary Receipts
REIT	-Real Estate Investment Trust
SP ADR	-Sponsored American Depositary Receipts

The accompanying notes are an integral part of this Schedule of Investments.

NEW ALTERNATIVES FUND

NOTES TO SCHEDULE OF INVESTMENTS

March 31, 2015

(Unaudited)

1. PORTFOLIO VALUATION – The New Alternatives Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued based on the official closing price or the last reported sale price on a national securities exchange or on the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded, as of the close of business on the day the securities are being valued. That is normally 4:00 p.m. Eastern time. If there were no sales on that day or the securities are traded on other over-the-counter markets, the mean of the last bid and asked prices prior to the market close is used. Short-term debt securities having a remaining maturity of 60 days or less are amortized based on their cost.

Non-U.S. equity securities are valued based on their most recent closing market prices on their primary market and are translated from the local currency into U.S. dollars using current exchange rates on the day of valuation.

If the market price of a security held by the Fund is unavailable at the time the Fund prices its shares at 4:00 p.m. Eastern time, the Fund will use the “fair value” of such security as determined in good faith by Accrued Equities, Inc., the Fund’s investment advisor under methods established by and under the general supervision of the Fund’s Board of Trustees. The Fund may use fair value pricing if the value of a security it holds has been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchange on which the security is traded. This most commonly occurs with foreign securities, but may occur in other cases as well. Certain foreign securities are fair valued by utilizing an external pricing service in the event of any significant market movements between the time the fund valued such foreign securities and the earlier closing of foreign markets. The Fund does not invest in unlisted securities.

2. FAIR VALUE MEASUREMENTS – The inputs and valuations techniques used to measure fair value of the Fund’s net assets are summarized into three levels as described in the hierarchy below:

●	Level 1	-	Unadjustedquoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●	Level 2	-

Observableinputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3	-

Unobservableinputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2015, in valuing the Fund’s assets carried at fair value:

	Total Value at 03/31/2015	Level 1 – Quoted Price	Level 2 – Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
Common Stocks
Alternate Energy	$153,008,979	$153,008,979	$ —	$ —
Energy Conservation	20,703,400	20,703,400	—	—
Sustainable Energy Financial Services	10,968,000	10,968,000	—	—
Water	9,611,389	9,611,389	—	—
Natural Food	260,400	260,400	—	—
Certificates of Deposit	500,000	—	500,000	—

Total	$195,052,168	$194,552,168	$500,000	$ —

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

The Fund utilizes an external pricing service to fair value certain foreign securities in the event of any significant market movements between the time the Fund valued certain foreign securities and the earlier closing of foreign markets. Such fair valuations are categorized as Level 2 in the hierarchy. Transfers in and out between Levels are based on values at the end of the period. As a result, for the period January 1, 2015 through March 31, 2015, there were transfers from Level 2 to Level 1 in the amount of $60,191,873. The Fund did not hold any Level 3 categorized securities during period ended March 31, 2015.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	New Alternatives Fund

By (Signature and Title)*	/s/ David J. Schoenwald
David J. Schoenwald, President and Treasurer
(Principal Executive Officer and Principal Financial Officer)

Date	5/29/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David J. Schoenwald
David J. Schoenwald, President and Treasurer
(Principal Executive Officer and Principal Financial Officer)

Date	5/29/2015

* Print the name and title of each signing officer under his or her signature.